Annual Fund Operating Expenses - Parnassus Mid Cap Fund	May 01, 2021
Investor Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.22%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	none
Net Expenses (as a percentage of Assets)	0.98%	[1]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.75%	[1]

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.98% of net assets for the Parnassus Mid Cap Fund—Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2022 and may be continued indefinitely by the investment adviser on a year‑to‑year basis.